Intangibles - Changes in Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in intangibles
Balance at beginning of year	$ 6,871	$ 5,324
Additions	1,006	1,114
Disposals	(9)	(12)
Amortization	(353)	(403)
Translation adjustment	(4)	828
Merger of Valepar	964
Transfers	18	83
Effect of discontinued operations
Transfer to net assets held for sale		(33)
Balance at end of year	8,493	6,871
Discontinued operations
Changes in intangibles
Impairment of discontinued operations		(30)
Goodwill
Changes in intangibles
Balance at beginning of year	3,081	2,956
Translation adjustment	65	188
Merger of Valepar	964
Effect of discontinued operations
Transfer to net assets held for sale		(33)
Balance at end of year	4,110	3,081
Goodwill | Discontinued operations
Changes in intangibles
Impairment of discontinued operations		(30)
Concessions
Changes in intangibles
Balance at beginning of year	3,301	1,814
Additions	980	1,100
Disposals	(9)	(12)
Amortization	(209)	(248)
Translation adjustment	(79)	570
Transfers	18	77
Effect of discontinued operations
Balance at end of year	4,002	3,301
Right of use
Changes in intangibles
Balance at beginning of year	147	207
Additions		1
Amortization	(2)	(2)
Translation adjustment	7	9
Transfers		(68)
Effect of discontinued operations
Balance at end of year	152	147
Software
Changes in intangibles
Balance at beginning of year	342	347
Additions	26	13
Amortization	(142)	(153)
Translation adjustment	3	61
Transfers		74
Effect of discontinued operations
Balance at end of year	229	342
Carrying amount
Changes in intangibles
Balance at beginning of year	9,340
Effect of discontinued operations
Balance at end of year	10,980	9,340
Carrying amount | Goodwill
Changes in intangibles
Balance at beginning of year	3,081
Effect of discontinued operations
Balance at end of year	4,110	3,081
Carrying amount | Concessions
Changes in intangibles
Balance at beginning of year	4,467
Effect of discontinued operations
Balance at end of year	5,075	4,467
Carrying amount | Right of use
Changes in intangibles
Balance at beginning of year	222
Effect of discontinued operations
Balance at end of year	241	222
Carrying amount | Software
Changes in intangibles
Balance at beginning of year	1,570
Effect of discontinued operations
Balance at end of year	1,554	1,570
Accumulated amortization
Changes in intangibles
Balance at beginning of year	(2,469)
Effect of discontinued operations
Balance at end of year	(2,487)	(2,469)
Accumulated amortization | Concessions
Changes in intangibles
Balance at beginning of year	(1,166)
Effect of discontinued operations
Balance at end of year	(1,073)	(1,166)
Accumulated amortization | Right of use
Changes in intangibles
Balance at beginning of year	(75)
Effect of discontinued operations
Balance at end of year	(89)	(75)
Accumulated amortization | Software
Changes in intangibles
Balance at beginning of year	(1,228)
Effect of discontinued operations
Balance at end of year	$ (1,325)	$ (1,228)